FINANCING ACTIVITIES (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Beginning balance		$ 5,382,344,000	$ 4,963,311,000
Cash flows		2,242,810,000	974,340,000
Foreign exchange movement		(1,165,000)	856,000
Fair value changes		121,533,000	405,971,000
Additions/(Dispositions)		5,049,000	(774,563,000)
Other		16,111,000	(187,571,000)
Ending balance		7,766,682,000	5,382,344,000
Loss on debt modification and extinguishment		(6,816,000)	$ (3,497,000)	[1]
Reduction in promissory note receivable		$ 4,675,000
Capital exchanged (in shares)		554,832	0
Derivative financial instruments		$ 10,358,000	$ 363,000
Derivative financial instruments exchanged into common shares of the Company		3,299,000	34,398,000
Borrowings		$ 5,728,184,000	3,917,433,000
Common shares
Disclosure of financial liabilities [line items]
Capital exchanged (in shares)		554,832,000
Preferred units
Disclosure of financial liabilities [line items]
Capital exchanged (in shares)		4,675
Discontinued operations
Disclosure of financial liabilities [line items]
Borrowings	$ 800,450,000
Proportion of ownership interest sold	80.00%
Interest rate caps
Disclosure of financial liabilities [line items]
Derivative financial instruments		$ 10,358,000	10,358,000
Derivative financial instruments exchanged into common shares of the Company		0	0
Convertible debentures
Disclosure of financial liabilities [line items]
Beginning balance		0	165,956,000
Cash flows			0
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			(165,956,000)
Ending balance			0
Due to Affiliate
Disclosure of financial liabilities [line items]
Beginning balance		256,362,000	251,647,000
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		(4,675,000)	0
Other		5,137,000	4,715,000
Ending balance		256,824,000	256,362,000
Reduction in promissory note receivable		$ 4,675,000
Due to Affiliate | Common shares
Disclosure of financial liabilities [line items]
Capital exchanged (in shares)		554,832
Derivative financial instruments
Disclosure of financial liabilities [line items]
Beginning balance		$ 230,305,000	45,494,000
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		(175,848,000)	220,050,000
Additions/(Dispositions)		0	0
Other		(3,299,000)	(35,239,000)
Ending balance		51,158,000	230,305,000
Derivative financial instruments exchanged into common shares of the Company		$ 3,299,000
Derivative financial instruments | Preferred units
Disclosure of financial liabilities [line items]
Capital exchanged (in shares)		4,675
Limited partners' interests in single-family rental business
Disclosure of financial liabilities [line items]
Beginning balance		$ 947,452,000	356,305,000
Cash flows		452,039,000	405,226,000
Foreign exchange movement		0	0
Fair value changes		297,381,000	185,921,000
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		1,696,872,000	947,452,000
Lease obligations
Disclosure of financial liabilities [line items]
Beginning balance		30,792,000	6,403,000
Cash flows		(3,070,000)	(2,466,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		4,619,000	25,887,000
Other		1,303,000	968,000
Ending balance		33,644,000	30,792,000
Term loan | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		220,197,000	374,745,000
Cash flows		(5,565,000)	(154,548,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		5,105,000	0
Other		0	0
Ending balance		219,737,000	220,197,000
Term loan | Single-family rental wholly-owned properties borrowings
Disclosure of financial liabilities [line items]
Loss on debt modification and extinguishment		(6,816,000)
Amortization		1,711,000
Securitization debt 2017-2 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		357,991,000	362,683,000
Cash flows		(12,983,000)	(4,994,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		303,000	302,000
Ending balance		345,311,000	357,991,000
Securitization debt 2018-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		310,995,000	311,913,000
Cash flows		(8,779,000)	(1,062,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		143,000	144,000
Ending balance		302,359,000	310,995,000
Securitization debt 2020-2 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		431,684,000	432,817,000
Cash flows		(12,531,000)	(2,254,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,121,000	1,121,000
Ending balance		420,274,000	431,684,000
Securitization debt 2017-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	459,530,000
Cash flows			(459,530,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			0
Ending balance			0
Warehouse credit facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	10,110,000
Cash flows			(10,298,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			188,000
Ending balance			0
Term loan 2 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	96,077,000
Cash flows			(96,077,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			0
Ending balance			0
SFR JV-1 securitization debt 2019-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		327,424,000	326,767,000
Cash flows		(501,000)	(614,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,273,000	1,271,000
Ending balance		328,196,000	327,424,000
SFR JV-1 securitization debt 2020-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		544,964,000	543,803,000
Cash flows		0	(584,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,749,000	1,745,000
Ending balance		546,713,000	544,964,000
SFR JV-1 securitization debt 2021-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		673,653,000	0
Cash flows		(978,000)	673,324,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		2,244,000	329,000
Ending balance		674,919,000	673,653,000
SFR JV-1 subscription facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	115,664,000
Cash flows			(116,000,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			336,000
Ending balance			0
SFR JV-1 warehouse credit facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	95,950,000
Cash flows			(97,249,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			1,299,000
Ending balance			0
SFR JV-2 subscription facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		348,529,000	0
Cash flows		58,614,000	348,229,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,156,000	300,000
Ending balance		408,299,000	348,529,000
SFR JV-2 warehouse credit facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		489,321,000	0
Cash flows		(101,054,000)	489,001,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,449,000	320,000
Ending balance		389,716,000	489,321,000
SFR JV-2 term loan | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		386,442,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		259,000
Ending balance		386,701,000	0
SFR JV-2 securitization debt 2022-1 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		521,675,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		1,259,000
Ending balance		522,934,000	0
SFR JV-2 securitization debt 2022-2 | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		341,584,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		485,000
Ending balance		342,069,000	0
SFR JV-2 delayed draw term loan | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		193,034,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		92,000
Ending balance		193,126,000	0
SFR JV-HD subscription facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		99,543,000	0
Cash flows		26,845,000	99,355,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		426,000	188,000
Ending balance		126,814,000	99,543,000
SFR JV-HD warehouse credit facility | Single-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		64,971,000	0
Cash flows		422,385,000	64,585,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		849,000	386,000
Ending balance		488,205,000	64,971,000
U.S. multi-family credit facility | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	109,890,000
Cash flows			(109,890,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			0
Other			0
Ending balance			0
Mortgage tranche A | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	160,090,000
Cash flows			0
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			(160,090,000)
Other			0
Ending balance			0
Mortgage tranche B | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	400,225,000
Cash flows			0
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			(400,225,000)
Other			0
Ending balance			0
Mortgage tranche C | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	240,135,000
Cash flows			0
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			(240,135,000)
Other			0
Ending balance			0
Land loan | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		22,086,000	21,991,000
Cash flows		(21,935,000)	0
Foreign exchange movement		(151,000)	95,000
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		0	22,086,000
The Shops of Summerhill mortgage | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		12,113,000	12,463,000
Cash flows		4,026,000	(420,000)
Foreign exchange movement		(176,000)	58,000
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		10,000	12,000
Ending balance		15,973,000	12,113,000
Vendor take-back (VTB) loan 2021 | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	25,564,000
Cash flows			(26,271,000)
Foreign exchange movement			707,000
Fair value changes			0
Additions/(Dispositions)			0
Other			0
Ending balance			0
Construction facility | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		5,015,000
Foreign exchange movement		17,000
Fair value changes		0
Additions/(Dispositions)		0
Other		0
Ending balance		5,032,000	0
Corporate office mortgages | Corporate borrowings
Disclosure of financial liabilities [line items]
Beginning balance		13,962,000	11,089,000
Cash flows		(390,000)	2,877,000
Foreign exchange movement		(855,000)	(4,000)
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		12,717,000	13,962,000
Corporate credit facility | Corporate borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	26,000,000
Cash flows		(1,063,000)	(26,000,000)
Foreign exchange movement			0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		152,000	0
Ending balance		(911,000)	0
Borrowings		$ 0	$ 0

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.